Segment and Geographic Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 67,272	$ 48,333	$ 188,496	$ 134,154
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	33,164	24,034	93,433	64,445
United Kingdom [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	21,174	15,160	58,676	45,427
South Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	9,716	7,336	27,890	19,735
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 3,218	$ 1,803	$ 8,497	$ 4,547